CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Cash flows from operating activities
Net income	$ 10,378	¥ 1,619,495	¥ 1,354,327	¥ 1,399,536
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	2,750	429,103	441,932	423,597
Amortization of operating lease right-of-use assets	7,409	1,156,300	929,705	651,593
Provisions for inventory valuation losses	197	30,688
Loss (gain) on disposal of property and equipment	(7)	(1,092)	(219)	154
Loss on disposal of intangible assets			1,589
Change in fair value of marketable securities	718	112,100	44,352	(71,165)
Impairment loss on long- term investment	583	91,021
Gain on bargain purchase	(684)	(106,805)
Deferred tax benefit	(2,098)	(327,464)	(271,623)	(163,968)
Changes in operating assets and liabilities:
Accounts receivable	(345)	(53,770)	114,708	(26,098)
Accounts receivable due from related parties	5,975	932,423	(818,844)	1,244,049
Contract assets	1,363	212,677	(209,309)	(48,148)
Contract assets due from related parties	(9,951)	(1,552,835)	1,845,516	(1,900,379)
Inventories	(6)	(961)	(43,697)	(2,292)
Tax receivables	2,178	339,884	(340,569)	(4,244)
Prepayments and other assets	425	66,390	(1,441,012)	(363,437)
Prepayments and other assets due from related parties	36	5,620	(7,097)	15,752
Accounts payable	(932)	(145,412)	178,164	244,732
Accounts payable due to a related party	(640)	(99,941)	(30,206)	(97,431)
Contract liabilities	1,345	209,857	170,141	216,753
Contract liabilities due to a related party	4,144	646,603	(92)	(7,978)
Accrued expenses and other liabilities	(34)	(5,335)	544,889	(488,192)
Accrued expenses and other liabilities due to related parties	(4)	(674)	1,052	(1,426)
Operating lease liabilities	(6,996)	(1,091,737)	(705,040)	(658,615)
Taxes payable	(2,510)	(391,678)	470,572	40,260
Net cash provided by operating activities	13,294	2,074,457	2,229,239	403,053
Cash flows from investing activities
Payment for investment	(1,925)	(300,472)	(500)	(50,000)
Proceeds from sale of investment				26,191
Purchase of property and equipment	(1,722)	(268,727)	(594,987)	(180,738)
Proceeds from sale of property and equipment	15	2,308	1,108	254
Purchase of intangible assets	(146)	(22,712)	(38,710)	(14,709)
Payment for investment	(1,314)	(205,000)
Net cash used in investing activities	(5,092)	(794,603)	(633,089)	(219,002)
Cash flows from financing activities
Proceeds from borrowings	7,690	1,200,000	3,260,000	5,300,000
Repayment of borrowings	(12,113)	(1,890,277)	(2,009,256)	(4,278,044)
Payments on deferred offering costs	(912)	(142,368)	(86,174)
Repayments of finance lease obligation	(409)	(63,751)	(55,249)	(47,906)
Purchase of treasury shares				(2,618,591)
Reissuance of treasury shares	961	149,940	776,000	1,618,500
Proceeds from issuance of redeemable ordinary shares				65,000
Net cash used in investing activities	(4,783)	(746,456)	1,885,321	38,959
Effect of foreign exchange rate changes on cash and cash equivalents	357	55,799	(644)	38,742
Net increase in cash and cash equivalents	3,776	589,197	3,480,827	261,752
Cash and cash equivalents at the beginning of the year	49,154	7,670,463	4,189,636	3,927,884
Cash and cash equivalents at the end of the year	52,930	8,259,660	7,670,463	4,189,636
Supplementary cash flow information
Cash paid for income taxes	6,951	1,084,760	816,763	677,119
Cash paid for interest expenses	459	71,698	53,499	36,731
Non-cash financing and investing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	6,929	1,081,311	3,127,334	126,623
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	751	117,164	25,629	94,994
Remeasurement of operating lease liabilities and right-of-use assets due to modifications	49	7,674		8,092
Remeasurement of finance lease liabilities and right-of-use assets due to modifications	87	13,529
Adjustments to redeemable ordinary shares fair value measurement	$ 2,048	¥ 319,624	¥ 3,210	¥ 3,290